Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,675,372)	$ (653,461)	$ (818,541)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	24,083	20,695	11,898
Liability for minimum royalties	238,000	50,000	35,000
Changes in fair value of warrants liability	1,101,229	(117,577)	(35,188)
Stock-based compensation	113,758	210,180	219,239
Inducement related to warrants exercised (see Note 8)	166,500
Financing expenses of long-term loans and other NIS denominated balances	66,658	7,962	(8,201)
Decrease in other current assets	1,120	6,143	37,374
Increase (decrease) in accounts payables	(21,874)	14,491	(7,995)
Decrease (increase) in other current liabilities	81,488	(7,822)	(48,240)
Net cash used in operating activities	(904,410)	(469,389)	(614,654)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,596)	(34,971)	(117,788)
Restricted cash	(10,099)
Net cash used in investing activities	(13,695)	(34,971)	(117,788)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds allocated to ordinary shares, net	562,604	566,569	659,485
Proceeds allocated to warrants		244,446	168,035
Proceeds from exercise of warrants, net	599,400
Proceeds from exercise of stock options	226	273
Repayments of shareholders loans		(23,529)
Net cash provided by financing activities	1,162,230	787,759	827,520
INCREASE IN CASH AND CASH EQUIVALENTS	125,244	283,399	95,078
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	439,077	155,678	60,600
CASH AND CASH EQUIVALENTS AT END OF YEAR	683,202	439,077	155,678
Supplemental disclosure of non-cash activities:
Fair value of warrants liability classified to equity in connection with warrants exercised during the period (see Note 8)	297,200
During the reported period, the entire balance of preferred shares were converted into ordinary shares (see Note 10)	$ 9,424